Loans and Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Schedule of Loans, by Major Class Within the Company's Loan Portfolio
Major classifications within the Company’s held for investment loan portfolio at December 31, 2024 and 2023 were as follows:

(dollars in thousands)	2024	2023
Commercial, financial, and agricultural	$202,329	$226,275
Real estate construction − residential	32,046	58,347
Real estate construction − commercial	80,435	130,296
Real estate mortgage − residential	361,735	372,391
Real estate mortgage − commercial	775,594	731,024
Installment and other consumer	14,021	20,814
Total loans held for investment	$1,466,160	$1,539,147

Schedule of Loans to Directors and Executive Officers
The following is a summary of loans to directors and executive officers or to entities in which such individuals had a beneficial interest of the Company:

(dollars in thousands)
Balance at December 31, 2023	$9,597
New loans	9,452
Amounts collected	(6,474)
Balance at December 31, 2024	$12,575

Schedule of the Allowance for Loan Losses
The following table illustrates the changes in the allowance for credit losses by portfolio segment:

(dollars in thousands)	Commercial, Financial, & Agricultural	Real Estate Construction - Residential	Real Estate Construction - Commercial	Real Estate Mortgage - Residential	Real Estate Mortgage - Commercial	Installment and other Consumer	Un- allocated	Total
Balance at, December 31, 2021	2,717	137	588	2,482	10,662	256	61	16,903
Charge-offs	(135)	—	—	—	(181)	(321)	—	(637)
Recoveries	56	—	22	45	11	88	—	222
Provision for (release of) loan losses (1)	97	20	265	802	(2,492)	303	105	(900)
Balance at, December 31, 2022	2,735	157	875	3,329	8,000	326	166	15,588
Adoption of ASU 2016-13	$(649)	$291	$2,894	$1,890	$1,613	$(80)	$(166)	$5,793
Balance at January 1, 2023	2,086	448	3,769	5,219	9,613	246	—	21,381
Charge-offs	(161)	—	—	(88)	(32)	(347)	—	(628)
Recoveries	192	—	22	23	4	85	—	326
Provision for (release of) credit losses	1,091	595	(518)	110	952	248	187	2,665
Balance at, December 31, 2023	3,208	1,043	3,273	5,264	10,537	232	187	23,744
Charge-offs	$(2,238)	$—	$—	$(51)	$(437)	$(265)	$—	$(2,991)
Recoveries	118	—	27	13	—	108	—	266
Provision for (release of) credit losses	472	(465)	(1,079)	84	2,205	63	(255)	1,025
Balance at, December 31, 2024	1,560	578	2,221	5,310	12,305	138	(68)	22,044
(1) Beginning January 1, 2023, calculation is based on CECL methodology. Prior to January 1, 2023, calculation was based on probable incurred loss methodology.
Schedule of Risk Categories by Class
The amortized cost of collateral-dependent loans by class as of December 31, 2024 and 2023 was as follows:

	Collateral Type
(dollars in thousands)	Real Estate	Other	Allowance Allocated
December 31, 2024
Commercial, financial, and agricultural	$—	$766	$125
Real estate construction − residential	454	—	194
Real estate mortgage − commercial	65	—	—
Total	$519	$766	$319

December 31, 2023
Commercial, financial, and agricultural	$—	$2,221	$1,300
Real estate construction − residential	432	—	164
Real estate mortgage − residential	46	—	19
Real estate mortgage − commercial	2,369	—	—
Total	$2,847	$2,221	$1,483
The following table presents the recorded investment by risk categories at December 31, 2024:

	Term Loans
	Amortized Cost Basis by Origination Year and Risk Grades
(dollars in thousands)	2024	2023	2022	2021	2020	Prior	Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total
December 31, 2024
Commercial, Financial, & Agricultural
Pass	$22,726	$21,302	$30,025	$25,338	$26,557	$3,932	$62,205	$1,531	$193,616
Watch	—	120	1,473	—	—	262	504	—	2,359
Special Mention	—	—	—	—	309	—	741	—	1,050
Substandard	—	—	3,350	628	—	—	—	403	4,381
Doubtful	—	—	—	—	—	—	79	—	79
Non-accrual loans	286	87	78	—	37	—	356	—	844
Total	$23,012	$21,509	$34,926	$25,966	$26,903	$4,194	$63,885	$1,934	$202,329
Gross YTD charge-offs	—	230	—	104	2	106	1,796	—	2,238
Real Estate Construction - Residential
Pass	$16,368	$13,808	$601	$617	$165	$—	$—	$33	$31,592
Non-accrual loans	454	—	—	—	—	—	—	—	454
Total	$16,822	$13,808	$601	$617	$165	$—	$—	$33	$32,046
Gross YTD charge-offs	—	—	—	—	—	—	—	—	—
Real Estate Construction - Commercial
Pass	$49,742	$7,057	$10,424	$3,828	$622	$564	$7,072	$—	$79,309
Watch	911	124	13	—	—	—	—	—	1,048
Substandard	—	29	—	—	—	—	—	—	29
Non-accrual loans	—	—	—	—	—	49	—	—	49
Total	$50,653	$7,210	$10,437	$3,828	$622	$613	$7,072	$—	$80,435
Gross YTD charge-offs	—	—	—	—	—	—	—	—	—
Real Estate Mortgage - Residential
Pass	$30,005	$46,795	$115,928	$49,519	$42,036	$23,440	$44,148	$1,543	$353,414
Watch	5,702	—	40	391	423	675	30	—	7,261
Substandard	—	—	—	—	—	98	—	—	98
Non-accrual loans	—	—	426	89	—	278	169	—	962
Total	$35,707	$46,795	$116,394	$49,999	$42,459	$24,491	$44,347	$1,543	$361,735
Gross YTD charge-offs	—	—	—	—	—	14	37	—	51
Real Estate Mortgage - Commercial
Pass	$56,648	$117,853	$212,698	$203,591	$69,342	$57,352	$14,815	$137	$732,436
Watch	2,298	51	4,763	1,961	—	184	—	581	9,838
Special Mention	27,271	—	5,679	—	—	—	—	—	32,950
Substandard	—	—	231	—	—	—	—	—	231
Non-accrual loans	64	75	—	—	—	—	—	—	139
Total	$86,281	$117,979	$223,371	$205,552	$69,342	$57,536	$14,815	$718	$775,594
Gross YTD charge-offs	—	340	—	65	—	32	—	—	437
Installment and other Consumer
Pass	$2,188	$3,636	$3,591	$1,165	$554	$2,805	$72	$—	$14,011
Non-accrual loans	—	—	—	—	—	10	—	—	10
Total	$2,188	$3,636	$3,591	$1,165	$554	$2,815	$72	$—	$14,021
Gross YTD charge-offs	10	11	9	3	1	230	1	—	265
Total Portfolio
Pass	$177,677	$210,451	$373,267	$284,058	$139,276	$88,093	$128,312	$3,244	$1,404,378
Watch	8,911	295	6,289	2,352	423	1,121	534	581	20,506
Special Mention	27,271	—	5,679	—	309	—	741	—	34,000
Substandard	—	29	3,581	628	—	98	—	403	4,739
Doubtful	—	—	—	—	—	—	79	—	79
Non-accrual loans	804	162	504	89	37	337	525	—	2,458
Total	$214,663	$210,937	$389,320	$287,127	$140,045	$89,649	$130,191	$4,228	$1,466,160
Total Gross YTD charge-offs	$10	$581	$9	$172	$3	$382	$1,834	$—	$2,991
The following table presents the recorded investment by risk categories at December 31, 2023:

	Term Loans
	Amortized Cost Basis by Origination Year and Risk Grades
(dollars in thousands)	2023	2022	2021	2020	2019	Prior	Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total
December 31, 2023
Commercial, Financial, & Agricultural
Pass	$40,103	$43,082	$32,812	$30,965	$4,774	$5,022	$55,379	$213	$212,350
Watch	1	2,505	32	586	3	282	2,502	—	5,911
Substandard	371	3,758	19	16	—	—	323	1,299	5,786
Non-accrual loans	159	96	317	—	7	—	1,649	—	2,228
Total	$40,634	$49,441	$33,180	$31,567	$4,784	$5,304	$59,853	$1,512	$226,275
Gross YTD charge-offs	—	1	—	—	—	160	—	—	161
Real Estate Construction - Residential
Pass	$39,847	$17,259	$634	$175	$—	$—	$—	$—	$57,915
Non-accrual loans	432	—	—	—	—	—	—	—	432
Total	$40,279	$17,259	$634	$175	$—	$—	$—	$—	$58,347
Gross YTD charge-offs	—	—	—	—	—	—	—	—	—
Real Estate Construction - Commercial
Pass	$49,041	$53,058	$24,371	$1,040	$31	$735	$187	$—	$128,463
Watch	934	17	—	—	—	—	103	—	1,054
Substandard	710	—	—	—	—	—	—	—	710
Non-accrual loans	—	—	—	—	—	69	—	—	69
Total	$50,685	$53,075	$24,371	$1,040	$31	$804	$290	$—	$130,296
Gross YTD charge-offs	—	—	—	—	—	—	—	—	—
Real Estate Mortgage - Residential
Pass	$65,472	$121,430	$62,998	$47,884	$7,242	$19,193	$44,574	$202	$368,995
Watch	179	251	411	293	71	1,310	23	—	2,538
Substandard	16	—	—	129	—	126	—	—	271
Non-accrual loans	—	23	93	135	—	246	90	—	587
Total	$65,667	$121,704	$63,502	$48,441	$7,313	$20,875	$44,687	$202	$372,391
Gross YTD charge-offs	—	—	—	75	—	—	13	—	88
Real Estate Mortgage - Commercial
Pass	$99,081	$208,699	$204,789	$84,363	$27,085	$39,941	$16,059	$659	$680,676
Watch	15,759	10,978	2,737	91	345	897	70	—	30,877
Substandard	—	215	15,944	—	45	289	—	—	16,493
Non-accrual loans	1,817	54	712	212	83	—	100	—	2,978
Total	$116,657	$219,946	$224,182	$84,666	$27,558	$41,127	$16,229	$659	$731,024
Gross YTD charge-offs	—	—	—	—	—	32	—	—	32
Installment and other Consumer
Pass	$7,430	$6,497	$2,720	$1,287	$987	$1,803	$90	$—	$20,814
Total	$7,430	$6,497	$2,720	$1,287	$987	$1,803	$90	$—	$20,814
Gross YTD charge-offs	84	23	7	—	—	232	1	—	347
Total Portfolio
Pass	$300,974	$450,025	$328,324	$165,714	$40,119	$66,694	$116,289	$1,074	$1,469,213
Watch	16,873	13,751	3,180	970	419	2,489	2,698	—	40,380
Substandard	1,097	3,973	15,963	145	45	415	323	1,299	23,260
Non-accrual loans	2,408	173	1,122	347	90	315	1,839	—	6,294
Total	$321,352	$467,922	$348,589	$167,176	$40,673	$69,913	$121,149	$2,373	$1,539,147
Total Gross YTD charge-offs	$84	$24	$7	$75	$—	$424	$14	$—	$628

Schedule of Financing Receivable, Nonaccrual
The following tables present the recorded investment in non-accrual loans and loans past due over 90 days still on accrual by class of loans as of December 31, 2024 and 2023.

(dollars in thousands)	Non-accrual with no Allowance	Non-accrual with Allowance	Total Non-accrual	90 Days Past Due And Still Accruing	Total Non-performing Loans
December 31, 2024
Commercial, Financial, and Agricultural	$—	$923	$923	$—	$923
Real estate construction − residential	—	454	454	—	454
Real estate construction − commercial	—	49	49	—	49
Real estate mortgage − residential	—	963	963	207	1,170
Real estate mortgage − commercial	—	138	138	—	138
Installment and Other Consumer	—	10	10	3	13
Total	$—	$2,537	$2,537	$210	$2,747
December 31, 2023
Commercial, Financial, and Agricultural	$—	$2,228	$2,228	$—	$2,228
Real estate construction − residential	—	432	432	—	432
Real estate construction − commercial	—	69	69	—	69
Real estate mortgage − residential	—	587	587	115	702
Real estate mortgage − commercial	2,368	610	2,978	—	2,978
Installment and Other Consumer	—	—	—	4	4
Total	$2,368	$3,926	$6,294	$119	$6,413

Schedule of Aging Information for the Company's Past Due and Non-Accrual Loans
The following table provides aging information for the Company's past due and non-accrual loans at December 31, 2024 and 2023.

(dollars in thousands)	Current or Less Than 30 Days Past Due	30 - 89 Days Past Due	90 Days Past Due And Still Accruing	Non-Accrual	Total
December 31, 2024
Commercial, Financial, and Agricultural	$201,201	$205	$—	$923	$202,329
Real estate construction − residential	31,592	—	—	454	32,046
Real estate construction − commercial	80,386	—	—	49	80,435
Real estate mortgage − residential	358,393	2,172	207	963	361,735
Real estate mortgage − commercial	773,918	1,538	—	138	775,594
Installment and Other Consumer	13,900	108	3	10	14,021
Total	$1,459,390	$4,023	$210	$2,537	$1,466,160
December 31, 2023
Commercial, Financial, and Agricultural	$223,845	$202	$—	$2,228	$226,275
Real estate construction − residential	57,568	347	—	432	58,347
Real estate construction − commercial	130,227	—	—	69	130,296
Real estate mortgage − residential	368,956	2,733	115	587	372,391
Real estate mortgage − commercial	728,029	17	—	2,978	731,024
Installment and Other Consumer	20,607	203	4	—	20,814
Total	$1,529,232	$3,502	$119	$6,294	$1,539,147